Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep. 30, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes Global Allocation FundCLASS A SHARES (TICKER FSTBX) INSTITUTIONAL SHARES (TICKER SBFIX)SUPPLEMENT TO CURRENT SUMMARY PROSPECTUS AND PROSPECTUSThe Federated Hermes Fund listed in the table below has entered into an Agreement and Plan of Reorganization (the “Agreement”) providing for: (i) the acquisition of all or substantially all of the assets of the corresponding Hancock Horizon Fund listed in the table below (which offers the classes listed in the table below) (the “Hancock Shares”) in exchange solely for shares of the corresponding Federated Hermes Fund (the “Federated Hermes Shares”); (ii) the distribution of the Federated Hermes Shares to the holders of the corresponding outstanding Hancock Shares; and (iii) the liquidation and termination of the Hancock Horizon Fund upon the terms and conditions set forth in the Agreement the “Reorganization”).The above-described Reorganization was approved by the Hancock Horizon Fund’s shareholders at a special meeting of shareholders held on September 10, 2021, and the Reorganization became effective at 4:00 p.m. Eastern time on September 24, 2021. Accordingly, the “Termination Date” of the voluntary waiver and/or reimbursement of expenses described in the footnote to the table in the section entitled “Risk/Return Summary: Fees and Expenses” shall be changed to the later of: (a) November 1, 2022; or (b) the date of the next effective Prospectus of the Federated Hermes Fund.Hancock Horizon Fund(a series of The Advisors’ Inner Circle Fund II)Federated Hermes FundHancock Horizon Dynamic Asset Allocation FundFederated Hermes Global Allocation FundInstitutional Class SharesInstitutional SharesInvestor Class SharesClass A SharesSeptember 29, 2021Federated Hermes Global Allocation Fund Federated Hermes Funds 4000 Ericsson Drive Warrendale, PA 15086-7561Contact us at FederatedInvestors.com or call 1-800-341-7400.Federated Securities Corp., DistributorQ455540 (9/21)© 2021 FederatedHermes, Inc.
Federated Hermes Global Allocation Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes Global Allocation FundCLASS A SHARES (TICKER FSTBX) INSTITUTIONAL SHARES (TICKER SBFIX)SUPPLEMENT TO CURRENT SUMMARY PROSPECTUS AND PROSPECTUSThe Federated Hermes Fund listed in the table below has entered into an Agreement and Plan of Reorganization (the “Agreement”) providing for: (i) the acquisition of all or substantially all of the assets of the corresponding Hancock Horizon Fund listed in the table below (which offers the classes listed in the table below) (the “Hancock Shares”) in exchange solely for shares of the corresponding Federated Hermes Fund (the “Federated Hermes Shares”); (ii) the distribution of the Federated Hermes Shares to the holders of the corresponding outstanding Hancock Shares; and (iii) the liquidation and termination of the Hancock Horizon Fund upon the terms and conditions set forth in the Agreement the “Reorganization”).The above-described Reorganization was approved by the Hancock Horizon Fund’s shareholders at a special meeting of shareholders held on September 10, 2021, and the Reorganization became effective at 4:00 p.m. Eastern time on September 24, 2021. Accordingly, the “Termination Date” of the voluntary waiver and/or reimbursement of expenses described in the footnote to the table in the section entitled “Risk/Return Summary: Fees and Expenses” shall be changed to the later of: (a) November 1, 2022; or (b) the date of the next effective Prospectus of the Federated Hermes Fund.Hancock Horizon Fund(a series of The Advisors’ Inner Circle Fund II)Federated Hermes FundHancock Horizon Dynamic Asset Allocation FundFederated Hermes Global Allocation FundInstitutional Class SharesInstitutional SharesInvestor Class SharesClass A SharesSeptember 29, 2021Federated Hermes Global Allocation Fund Federated Hermes Funds 4000 Ericsson Drive Warrendale, PA 15086-7561Contact us at FederatedInvestors.com or call 1-800-341-7400.Federated Securities Corp., DistributorQ455540 (9/21)© 2021 FederatedHermes, Inc.